Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Oct. 16, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 29, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Apr. 15, 2021	Apr. 14, 2021	Mar. 31, 2021	Mar. 04, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 27, 2019	Sep. 30, 2019	Sep. 13, 2019	Aug. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Mar. 18, 2016	Nov. 13, 2015	Jun. 30, 2015
C000159198
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Alternative Investment Fund
Account Value	$ 12,738						$ 12,641					$ 11,865				$ 12,136				$ 12,441							$ 9,877							$ 10,766	$ 10,812	$ 10,574	$ 10,224	$ 10,000
C000129685
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Alternative Investment Fund
Account Value	$ 12,775						12,588					11,746				11,950				12,193							9,625							10,435	10,417	10,123	9,725			$ 10,000
C000213661
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Common Ground Fund
Account Value	$ 9,379		$ 10,000
C000213660
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Common Ground Fund
Account Value	$ 16,302						16,599					14,044				13,851				13,023							9,370			$ 10,000
C000253434
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Eckhardt Managed Futures Strategy Fund
Account Value	$ 8,724	$ 9,382	10,000
C000253435
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Eckhardt Managed Futures Strategy Fund
Account Value	$ 8,918	9,579		$ 10,110	$ 10,000
C000213662
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Evolution Plus Fund
Account Value	$ 9,255						9,212					8,676				9,275				10,116							8,913				$ 10,000
C000245743
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Global Fund
Account Value	$ 12,356						10,780			$ 10,000
C000226634
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Government Income Tactical Fund
Account Value	$ 7,777						7,445					8,183				9,581				10,090	$ 10,000
C000159195
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Managed Income Fund
Account Value	$ 10,290						9,763					9,667				10,072				10,223							10,501							11,142	10,496	10,674	10,332	10,000
C000129682
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Managed Income Fund
Account Value	$ 10,981						10,343					10,179				10,552				10,647							10,855							11,449	10,711	10,818	10,389			10,000
C000159197
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Market Leaders Fund
Account Value	$ 20,068						21,678					19,160				17,380				24,510							15,297							13,088	14,038	11,838	10,290	10,000
C000129684
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Market Leaders Fund
Account Value	$ 19,621						21,077					18,508				16,695				23,397							14,538							12,375	13,190	11,052	9,544			10,000
C000213664
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Pattern Recognition Fund
Account Value	$ 17,264	15,957		16,393		$ 16,108	15,340	$ 16,040	$ 13,803		$ 14,209	14,829	$ 13,377	$ 12,124	$ 11,041	10,962	$ 12,978	$ 14,875	$ 13,785	13,962			$ 12,422		$ 11,111	$ 10,817	10,890	$ 9,530	$ 11,150		10,270		$ 10,000
C000226637
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Rising Dividend Tactical Fund
Account Value	$ 9,665	9,810		9,883		10,257	9,208	9,354	8,565		7,478	7,994	7,571	7,571	7,778	8,622	10,501	11,114	10,200	10,240		$ 10,000
C000161884
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified STF Fund
Account Value	$ 32,354						36,878					26,561				23,275				28,638							18,981							13,247	13,749	11,150	8,240		$ 10,000
C000161885
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified STF Fund
Account Value	$ 34,180						38,729					27,729				24,166				29,529							19,445							13,488	13,922	11,222	8,250		10,000
C000213666
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Tactical Fixed Income Fund
Account Value	$ 7,413						7,808					8,251				9,523				10,420							11,184					$ 10,000
C000225736
Account Value [Line Items]
Line Graph and Table Measure Name	Quantified Tactical Sectors Fund
Account Value	$ 7,368	6,939		7,840		7,455	7,642	7,609	6,874		6,136	6,911	5,960	6,043	5,825	6,031	6,866	8,341	8,750	10,560			10,060	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 35,598						30,910					24,816				20,751				23,215							16,489							15,338	13,891	12,145	10,301	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 35,936						31,204					25,053				20,948				23,436							16,645							15,483	14,023	12,260	10,399			10,000
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,268		10,000
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,406						17,826					14,431				12,103				13,601							9,570			$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 10,333	9,313	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 10,721	9,663		10,095	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 22,822						19,817					15,910				13,303				14,883							10,571				10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 13,597						11,705			$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,749						9,190					8,955				9,039				10,076	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,546						10,884					10,605				10,706				11,934							11,974							11,011	10,208	10,249	10,281	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904						11,222					10,934				11,038				12,304							12,345							11,353	10,525	10,567	10,600			10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 27,296						23,497					19,683				16,891				20,049							14,396							14,099	13,333	12,041	10,137	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 25,923						22,315					18,693				16,041				19,040							13,672							13,389	12,662	11,436	9,627			10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 23,249	20,956		21,891		21,376	20,188	19,358	17,510		15,677	16,208	14,905	13,865	12,891	13,552	16,153	16,932	15,250	15,162			13,968		13,155	11,730	10,769	8,934	11,111		10,187		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 16,023	14,443		15,087		14,732	13,913	13,342	12,068		10,805	11,170	10,272	9,556	8,884	9,340	11,133	11,669	10,510	10,449		$ 10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 55,221						47,561					36,370				27,319				34,311							23,768							17,767	16,128	12,799	9,892		10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 55,221						47,561					36,370				27,319				34,311							23,768							17,767	16,128	12,799	9,892		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,386						9,791					9,540				9,630				10,735							10,771					$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 17,566	15,833		16,540		16,151	15,253	14,626	13,230		11,845	12,246	11,261	10,476	9,740	10,240	12,205	12,793	11,522	11,456			10,553	$ 10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 25,664						21,982					19,136				16,750				19,846							14,235							14,351	13,529	12,143	10,270	$ 10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 24,564						21,039					18,315				16,031				18,995							13,625							$ 13,735	$ 12,949	$ 11,622	$ 9,830			$ 10,000
50/50 S&P 500/Bloomberg Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 S&P 500/Bloomberg Aggregate Bond
Account Value	$ 15,672	$ 14,779		$ 14,890		$ 14,940	$ 14,155	$ 13,854	$ 13,218		$ 12,099	$ 12,503	$ 12,033	$ 11,436	$ 10,909	$ 11,452	$ 12,794	$ 13,496	$ 12,797	$ 12,752			$ 12,126		$ 11,964	$ 11,245	$ 10,729	$ 9,619	$ 10,526		$ 10,067		$ 10,000